Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

10. Income taxes

INCOME TAXES

The following table summarizes the income tax recognized in profit or loss for the years ended December 31, 2020, 2021 and 2020.

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Continuing operations
Current tax	€(4,071)	€(2,020)	€(1,069)
Deferred tax	1,227	(404)	(157)
Income taxes	€(2,844)	€(2,423)	€(1,226)

TAX LIABILITIES

The below table illustrates the tax liabilities related captions in the consolidated statement of financial positionas at December 31, 2022, 2021 and 2020.

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Current tax payable	€1,022	€1,782	€1,248
Total tax liabilities	€1,022	€1,782	€1,248

On December 31, 2022, the tax liabilities were primarily related to our subsidiaries operating on a cost plus basis.

TAXES RECOGNIZED IN STATEMENT OF OPERATIONS

For the purpose of the disclosure below corporation tax was calculated at 25% (2021 and 2020: 25%)—which is the tax rate applied in Belgium—on the estimated assessable profit for the year. The applied tax rate for other territorial jurisdictions was the tax rate that is applicable in these respective territorial jurisdictions on the estimated taxable result of the accounting year.

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)

Loss before tax	€(215,147)	€(122,999)	€(309,775)
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	(53,787)	(30,750)	(77,444)
Tax expenses in statement of operations (effective)	2,844	2,423	1,226
Difference in tax expense/income to explain	€56,631	€33,173	€78,670

Effect of tax rates in other jurisdictions	€(337)	€(582)	€184
Effect of non-taxable revenues	(7,642)	(9,413)	(10,196)
Effect of share based payment expenses without tax impact	22,127	17,682	19,990
Effect of expenses/income (-) not subject to tax	(146)	(907)	(639)
Effect of non tax-deductible expenses	3,224	3,812	1,053
Effect of recognition of previously non-recognized deferred tax assets	(1,677)	(1,411)	(475)
Effect of tax losses (utilized) reversed	—	(404)	(150)
Effect of under or over provision in prior periods	1,101	(840)	(25)
Effect of non-recognition of deferred tax assets	38,104	25,613	69,141
Effect of derecognition of previously recognized deferred tax assets	1,877	135	157
Effect of use of investment deduction	—	(512)	(370)
Total explanations	€56,631	€33,173	€78,670

Non-taxable revenues for the years ended December 31, 2022, 2021 and 2020 related to non-taxable subsidies and tax credits.